Marketable Equity Securities - Schedule of Marketable Equity Securities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Marketable Securities [Abstract]
Cost	$ 4,977,798
Unrealized gains	2,300
Total	$ 4,980,098